Other income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Other income
Grant income	€ 212	€ 518
Other income	39	12
Total other income	€ 251	€ 530	€ 9,188	€ 1,509